Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

The Company is domiciled in the United States and operates primarily in the U.S., Canada, and Oman. These countries have different tax regimes and tax rates which affect the consolidated income tax provision of the Company and its effective tax rate. Moreover, losses from one country generally cannot be used to offset taxable income from another country and some expenses incurred in certain tax jurisdictions receive no tax benefit thereby affecting the effective tax rate.

Income (loss) before income taxes on continuing operations consists of:

	Year Ended December 31,
	2011	2010	2009
Other countries	$3,558	$17,286	$18,411
United States	(241,326)	(65,362)	8,724

	(237,768)	(48,076)	27,135
Oman noncontrolling interest	1,195	1,207	1,817

	$(236,573)	$(46,869)	$28,952

Provision for income taxes on continuing operations by country consists of:

	Year Ended December 31,
	2011	2010	2009
Current provision:
Other countries	$(2,908)	$4,725	$7,321
United States:
Federal	(1,672)	(12,671)	2,648
State	2,258	2,078	921

	(2,322)	(5,868)	10,890

Deferred tax expense (benefit):
Other countries	3,338	(1,794)	(3,877)
United States	(33,310)	(23,386)	515

	(29,972)	(25,180)	(3,362)

Total provision (benefit) for income taxes (1).	$(32,293)	$(31,048)	$7,528

(1)

The total provision for income taxes excludes net adjustments related to unrecognized tax benefits of $(759), $(768) and $(1,058) for 2011, 2010 and 2009, respectively, as a result of the adoption of the FASB’s standard regarding the recognition of tax benefits.

The provision for income taxes has been determined based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The Company and its subsidiaries operating in the United States are subject to federal income tax rates up to 35 percent and varying state income tax rates and methods of computing tax liabilities. The Company’s principal international operations are in Canada and Oman. The Company’s subsidiaries in Canada and Oman are subject to corporate income tax rates of 28 percent and 12 percent, respectively. The Company did not have any non-taxable foreign earnings from tax holidays for taxable years 2009 through 2011.

As required by the FASB’s standard on income taxes-special areas, the Company has analyzed its operations in the U.S., Canada, and Oman. The Company’s current operating strategy is not to reinvest all earnings of its operations internationally. Instead, dividends are distributed to the U.S. parent or its U.S. affiliates. Deemed dividends were paid from foreign operations to Willbros Group, Inc. or its domestic subsidiaries during 2011 in the amount of $37,500 with an associated tax cost of $8,882.

A reconciliation of the differences between the provision for income tax computed at the appropriate statutory rates and the reported provision for income taxes is as follows. For 2011, 2010 and 2009, the Company was domiciled in the U.S., which has a 35.0 percent statutory tax rate.

	2011	2010	2009
Taxes on earnings at statutory rate in domicile of parent company	$(83,219)	$(18,020)	$8,391
Earnings taxed at rates less or greater than parent company rates:
United States	—	—	—
Other countries	4,122	(2,972)	(1,615)
State income taxes, net of U.S. federal benefit	(767)	(1,594)	506
Contingent earnout	(3,500)	(15,869)	—
Goodwill impairment	(26,907)	—	—
Per diem	1,651	1,462	1,358
Acquisition costs	—	1,208	—
Changes in provision for unrecognized tax positions	(759)	(931)	(1,031)
Change in valuation allowance	24,740	16	(301)
Stock-based compensation deferred tax asset write-off	915	3,865	—
Other	(2,383)	1,787	220

Total provision (benefit) for income taxes	$(32,293)	$(31,048)	$7,528

Upon adoption of the FASB’s standard on the recognition of tax benefits in 2007, the Company recorded a $6,369 charge to beginning stockholders’ equity for unrecognized tax positions. During 2011, the Company recognized $859 of previously recorded unrecognized tax benefits due to the expiration of the statute of limitations for purposes of assessment. The Company accrued new uncertain tax positions in the amount of $126. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2011	$3,649
Change in measurement of existing tax positions related to expiration of statute of limitations	(859)
Additions based on tax positions related to the current year	126
Additions based on tax positions related to prior years	(259)
Foreign exchange difference in Canadian operations	(76)

Balance at December 31, 2011	$2,581

The $1,649 of unrecognized tax benefits will impact the Company’s effective tax rate if ultimately recognized. The Company does not expect to have significant changes in unrecognized tax benefits within the next twelve months. The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. During year ended December 31, 2011, the Company has recognized $232 and $1,449, respectively, in interest expense.

The Company files income tax returns in the United States federal jurisdiction, in various states and in various foreign jurisdictions. The Company is subject to examination for 2008 forward for the United States and the majority of the state jurisdictions, for 2009 forward in Canada, and for 2006 forward with respect to Oman.

The principal components of the Company’s net deferred tax assets (liabilities) are:

	December 31,
	2011	2010 As Revised
Deferred tax assets:
Current:
Accrued vacation	$3,299	$2,609
Allowance for doubtful accounts	512	1,825
Estimated loss	2,013	1,162
Prepaid expenses	1,787	—
Various accrued liabilities	958	5,408
Other	87	—

	8,656	11,004
Non-current:
Deferred compensation	2,270	5,172
Insurance reserve	4,423	—
Term loan amortization	2,657	—
Goodwill impairment	17,816
U.S. tax net operating loss carry forwards	18,278	11,080
State tax net operating loss carry forwards	8,005	7,303
Other	1,863	185

Gross deferred tax assets	55,312	23,740
Valuation allowance	(30,480)	(7,170)

Deferred tax assets, net of valuation allowance	33,488	27,574
Deferred tax liabilities:
Current:
Prepaid expenses	—	(1,616)
Partnership tax deferral	(1,351)	(1,538)

	(1,351)	(3,154)
Non-current:
Unbilled profit/retainage	—	(599)
Bond discount amortization	—	(3,674)
Depreciation	(32,087)	(46,360)
Goodwill & intangibles	—	(9,930)

Deferred tax liabilities	(32,087)	(60,563)

Net deferred tax assets (liabilities)	$50	$(36,143)

United States	$1,040	$(32,611)
Other countries	(990)	(3,532)

Net deferred tax assets (liabilities)	$50	$(36,143)

The valuation allowance for deferred income tax assets at December 31, 2011 and 2010 was $30,450 and $7,170, respectively. The ultimate realization of deferred tax assets related to net operating loss carry forwards, including federal and state net operating loss carry forwards, is dependent upon the generation of future taxable income in a particular tax jurisdiction during the periods in which the use of such net operating losses are allowed. The Company considers future taxable income, including the impacts of reversing taxable temporary differences, future forecasted income and available tax planning strategies, when evaluating whether deferred tax assets are more likely than not to be realized prior to expiration.

At December 31, 2011, the Company has remaining U.S. federal net operating loss carry forwards of $52,222 and state net operating loss carry forwards of $174,484.

The Company’s U.S. federal net operating losses expire beginning in 2031. The Company’s state net operating losses generally expire 20 years after the period in which the net operating loss was incurred. The Company filed an amended U.S. Federal tax return to carry back operating losses incurred in 2010 of approximately $30,031 to offset taxable income in 2008. Additionally, management will be carrying back 2011 tax losses to the extent of taxable income in 2009. After the effect of tax planning strategies, carrybacks of certain federal net operating losses, reversals of existing temporary differences, and projections for future taxable income over the periods in which the deferred tax assets can be utilized to offset taxable income, the remaining net federal deferred tax asset is not more likely than not realizable in the foreseeable future.